Note 11 - Intangible Assets - MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1	$ 104,442	$ 106,423
Additions, following the sale of loan	18,276	22,335
Amortization	(14,833)	(14,943)
Prepayments and write-offs	(3,454)	(9,373)
Balance, December 31	$ 104,431	$ 104,442